Transactions and Balances with Related Parties (Details) - Schedule of Current Assets under Loans to Associates - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of non current assets [Abstract]
Short term loan to a related party (loan from Medigus to Gix Internet) (note 4F)	$ 1,545
Short term loan to a related party (loan from Medigus to Laminera) (note 4N)		93
Loan to Polyrizon (note 4M)	77
Short term loan to a related party (loan from Charging Robotics to Revoltz) (note 4I)	62	62
Credit line to Parazero (note 4M)		391
Non current assets, total	$ 1,684	$ 546